Document and Entity Information Document	Oct. 29, 2026
Cover [Abstract]
Entity Central Index Key	0001101302
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Entegris, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32598
Entity Tax Identification Number	41-1941551
Entity Address, Address Line One	129 Concord Road,
Entity Address, City or Town	Billerica,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	978
Local Phone Number	436-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ENTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false